LONG-TERM DEBT - OTHERS (Schedule of Other Long-Term Debt) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Operating leases	$ 7,184	$ 9,601
Tower's loans (including current maturities) [Member]
Debt Instrument [Line Items]
Long-term JPY loan - principal amount	83,368	95,572
Capital leases and other long-term liabilities	159,656	141,073
Operating leases	10,355	14,113
Less - current maturities	(43,310)	(41,324)
Fair value	$ 210,069	$ 209,434